UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one):  	[ ]  is a restatement
                                	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   November 13, 2012
 	      [Signature]			[City, State]			[Date]

Report Type (Check only one):
[X]  	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry Total:
8

Form 13F Information Table Value Total:

$ 129368
(in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


FORM 13F INFORMATION TABLE


COLUMN 1	           COLUMN 2	 COLUMN 3  COLUMN 4  COLUMN 5	          COLUMN 6    COLUMN 7 COLUMN 8
-------------------------- -----------   --------- --------  -------------------  ----------- -------  ------------------------
NAME OF ISSUER	           CLASS TITLE   CUSIP     VALUE      SHRS OR   SH/ PUT/   INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1,000)  PRN AMT   PRN CALL   DISCRETION MANAGERS SOLE      SHARED    NONE
-------------------------- -----------   --------- --------- ---------  --- ----   ---------- -------- ------    -------  -----


TAL ED GROUP	           ADS REPSTG COM874080104  45729     5509464    SH	   SOLE	       None	 5509464   0        0
FOCUS MEDIA HLDG LTD       ADR	         34415V109  358	      15300      SH	   SOLE	       None	 15300	   0        0
MELCO CROWN ENTMT LTD	   ADR	         585464100  37939     2814461    SH	   SOLE	       None	 2814461   0        0
PERFECT WORLD CO LTD	   SPON ADR REP B71372U104  12624     1162400    SH	   SOLE	       None	 1162400   0        0
SOUFUN HLDGS LTD	   ADR	         836034108  26222     1656448    SH	   SOLE	       None	 1656448   0        0
SINA CORP	           ORD	         G81477104  1077      16645      SH	   SOLE	       None	 16645     0        0
RDA MICROELECTRONICS INC   SPONSORED ADR 749394102  4713      443765     SH        SOLE        None      443765    0        0
CTRIP COM INTL LTD        AMERICAN DEP SHS22943F100 706       41800      SH        SOLE        None      41800     0        0







